OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES
	December 31
	2023	2022
	U.S. dollars in thousands
Accrued expenses	975	252
Grants in advance	268	90
Others	144	10
	1,387	352